Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Investment in associates and joint arrangements
Investment in joint ventures	€ 4,249	€ 5,323
Investment in associates	421	508
Total investments in associates and joint arrangements	4,670	5,831
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	1,190	1,630
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures	2,920	3,345
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures	0	766
Other
Investment in associates and joint arrangements
Investment in joint ventures	35	€ 48
Vodafone Idea Limited
Investment in associates and joint arrangements
Investment in joint ventures	€ 0